ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 46,695	$ 39,650	$ 33,823
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	26,735	21,980	18,965
North America [Member]
Segment Reporting Information [Line Items]
Revenues	5,198	6,081	6,686
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	5,673	3,417	4,198
India [Member]
Segment Reporting Information [Line Items]
Revenues	6,480	5,925	1,825
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,609	$ 2,247	$ 2,149